CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		191 Months Ended	194 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities:
Net loss	$ (1,628,942)	$ (1,426,596)	$ (3,663,506)	$ (5,481,648)	$ (87,810,425)	$ (89,439,367)
Adjustments to reconcile net loss to net cash used by operating activities:
Common stock issued as inducement to convert convertible notes payable and accrued interest					3,351,961	3,351,961
Issuance of common stock to consultants for services					30,000	30,000
Depreciation and amortization	14,145	10,707	54,606	39,150	2,504,021	2,518,166
Amortization of debt discount	178,775	344,450	471,352	945,434	2,465,729	2,644,504
Gain on disposal of property and equipment					(21,663)	(21,663)
Gain on extinguishment of debt					(216,617)	(216,617)
Interest expense paid with Series B Preferred Stock in connection with conversion of notes payable					3,147	3,147
Abandoned patents					183,556	183,556
Bad debts - employee advances					255,882	255,882
Contributed technology expense					4,550,000	4,550,000
Consulting expense					237,836	237,836
Management unit expense					1,334,285	1,334,285
Expense for issuance of warrants					533,648	533,648
Expense for issuance of options	225,900	532	63,128	865,535	2,568,188	2,794,088
Amortization of deferred compensation					74,938	74,938
Penalties in connection with non-registration event					361,496	361,496
Changes in operating assets and liabilities:
Accounts receivable	(62,825)	(3,712)	(15,701)	(36,078)	(51,779)	(114,604)
Inventories	127,112	(37,541)	(251,350)	(431,022)	(682,372)	(555,260)
Prepaid expenses and other current assets	381,851	(3,340)	(432,365)	300,808	(747,641)	(365,790)
Other assets	(9,442)		9,441		(46,953)	(56,395)
Accounts payable and accrued expenses	(36,035)	43,175	147,948	(30,706)	3,105,804	3,069,769
Accrued interest expense					1,823,103	1,823,103
Net cash used by operating activities	(809,461)	(1,072,325)	(3,616,447)	(3,828,527)	(66,193,856)	(67,003,317)
Cash flows from investing activities:
Proceeds from sale of property and equipment					32,491	32,491
Purchases of property and equipment	(2,186)		(19,850)	(34,672)	(2,420,810)	(2,422,996)
Patent costs		(11,280)	(18,956)	(17,818)	(498,514)	(498,514)
Purchases of short-term investments					(393,607)	(393,607)
Proceeds from sale of short-term investments					393,607	393,607
Loan receivable					(1,632,168)	(1,632,168)
Net cash used by investing activities	(2,186)	(11,280)	(38,806)	(52,490)	(4,519,001)	(4,521,187)
Cash flows from financing activities:
Proceeds from issuance of common stock					400,490	400,490
Proceeds from issuance of preferred stock					9,579,040	9,579,040
Equity contributions - net of fees incurred	450,000	1,000,001	3,500,001	2,756,860	50,071,311	50,521,311
Proceeds from borrowings		700,000	700,000	1,250,000	11,888,881	11,888,881
Proceeds from subscription receivables					499,395	499,395
Proceeds from exercise of stock options			10,605	5,141	15,746	15,746
Net cash provided by financing activities	450,000	1,700,001	4,210,606	4,012,001	72,454,863	72,904,863
Effect of exchange rates on cash	(2,402)		(12,662)		(12,662)	(15,064)
Net change in cash and cash equivalents	(364,049)	616,396	542,691	130,984	1,729,344	1,365,295
Cash and cash equivalents - beginning of period	1,729,344	1,186,653	1,186,653	1,055,669
Cash and cash equivalents - end of period	1,365,295	1,803,049	1,729,344	1,186,653	1,729,344	1,365,295
Supplemental disclosure of cash flow information:
Cash paid during the period for interest					590,189	590,189
Supplemental schedule of noncash investing and financing activities:
Debt discount in connection with issuance of convertible debt		87,700	87,400	1,250,000	1,644,205	1,644,505
Fair value of shares issued as costs of raising capital	10,413	188,274	247,536	106,344	583,486	593,899
Note payable principal and interest conversion to equity	1,226,042	395,154		1,515,130	11,949,449	13,175,491
Issuance of management units in settlement of cost of raising capital					437,206	437,206
Change in fair value of management units for cost of raising capital					278,087	278,087
Issuance of common stock in exchange for stock subscribed					399,395	399,395
Costs paid from proceeds in conjunction with issuance preferred stock					768,063	768,063
Preferred stock dividends	586,417	663,917	2,511,412	3,087,044	10,922,035	11,508,452
Net effect of conversion of common stock to preferred stock prior to merger					559	559
Convertible Notes Payable And Accrued Interest
Adjustments to reconcile net loss to net cash used by operating activities:
Issuance of common stock to consultants for services					3,351,961
Consultant Services
Adjustments to reconcile net loss to net cash used by operating activities:
Issuance of common stock to consultants for services					30,000
Leasehold Improvements
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					141,635	141,635
Loans Receivable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units					1,632,168	1,632,168
Accounts Payable
Supplemental schedule of noncash investing and financing activities:
Issuance of member units				$ 5,000	$ 1,614,446	$ 1,614,446